Note 4 - Related Party Disclosure (Details) (USD $)	1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	May 31, 2014	Dec. 31, 2010
Note 4 - Related Party Disclosure (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	550,000
Proceeds from Issuance or Sale of Equity	$ 1,100,000
Operating Leases, Rent Expense		285,000	294,000
Crede [Member]
Note 4 - Related Party Disclosure (Details) [Line Items]
Proceeds from Related Party Debt				200,000
Stock Issued During Period, Shares, New Issues (in Shares)		3,662,932
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	3,662,932	3,662,932
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.58	$ 0.58
Proceeds from Issuance or Sale of Equity		2,100,000
Investor [Member]
Note 4 - Related Party Disclosure (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	150,000
Share Price (in Dollars per share)	$ 2.00	$ 2.00
Proceeds from Issuance of Common Stock	300,000
Shamus [Member]
Note 4 - Related Party Disclosure (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					344,828
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					344,828
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.58
Proceeds from Issuance or Sale of Equity					200,000
Chief Executive Officer [Member] | Monthly Rent [Member]
Note 4 - Related Party Disclosure (Details) [Line Items]
Operating Leases, Rent Expense						11,000
Chief Executive Officer [Member] | Payments Received on Related Party Receivables [Member]
Note 4 - Related Party Disclosure (Details) [Line Items]
Related Party Transaction, Amounts of Transaction		(382,000)
Chief Executive Officer [Member]
Note 4 - Related Party Disclosure (Details) [Line Items]
Accounts Receivable, Related Parties	0	0	115,000
Increase (Decrease) in Due to Related Parties		$ 0	$ 186,000